RETENTION RECEIVABLE, NET	12 Months Ended
May 31, 2026
Retention Receivable Net
RETENTION RECEIVABLE, NET

NOTE 5 — RETENTION RECEIVABLE, NET

Retention receivable, net consisted of the following:

	As of May 31,
	2026	2025
Retention receivable	1,496,017	859,221
Less: allowance for credit losses	(27,633)	(17,387)
Retention receivable, net	1,468,384	841,834
Less: Non-current portion	(1,233,039)	(826,144)
Amount classified as current asset	235,345	15,690

The movement of retention receivable is as follows:

	As of May 31,
	2026	2025
Balance at beginning of the year	859,221	212,859
Additions	636,324	651,486
Exchange adjustment	472	(5,124)
Balance at end of the year	1,496,017	859,221

The movement of allowances for expected credit losses is as follows:

	As of May 31,
	2026	2025
Balance at beginning of the year	17,387	4,212
Provision	10,269	13,279
Exchange adjustment	(23)	(104)
Balance at end of the year	27,633	17,387